                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JUNE 8, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                              CLASS A AND B SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND

The "FUND OPERATING EXPENSES" section in the Prospectus is deleted in its entirety and supplemented as follows:

                              FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown are estimated for the current fiscal year. In addition, the Advisor expects to voluntarily reimburse certain expenses with respect to the Conservative Fund and the Moderate Fund for the current fiscal year. The Advisor may discontinue such expense reimbursements at any time in its sole discretion. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND
OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)                   CONSERVATIVE FUND               MODERATE FUND               AGGRESSIVE FUND
------------------------------                   -----------------               -------------               ---------------
                                                CLASS A        CLASS B        CLASS A        CLASS B       CLASS A       CLASS B
                                                SHARES         SHARES         SHARES         SHARES        SHARES        SHARES
                                                ------         ------         ------         ------        ------        ------
Advisory Fees..............................      .35%           .35%           .35%           .35%          .35%           .35%
12b-1 Fees.................................      .30%          1.00%           .30%          1.00%          .30%          1.00%
Other Expenses.............................      .25%+          .25%+          .20%+          .20%+         .20%           .20%
                                                 ---           ----            ---           ----           ---           ----
Total Fund Operating Expenses..............      .90%+         1.60%+          .85%+         1.55%+         .85%          1.55%
                                                 ---           ----            ---           ----           ---           ----
                                                 ---           ----            ---           ----           ---           ----
--------------------

+ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of expense reimbursements, the total fund operating expenses would be Conservative Fund: 2.00%-Class A and 2.70%-Class B and Moderate Fund: 2.13%-Class A and 2.83%-Class B.

     In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an Underlying Fund directly. The table below shows total fund operating expenses expressed as a percentage of net assets, after any applicable expense reimbursements, for the Class Y Shares of each of the Underlying Funds for their past fiscal year. Expenses are estimated for the current fiscal year for the International Bond Fund, the NetNet Fund, the Micro-Cap Equity Fund, the Small-Cap Value Fund, the Growth Opportunities Fund and the Framlington Funds. As of the date of this Prospectus, the Equity Selection Fund had not commenced operations. The Funds purchase only Class Y Shares of the Underlying Funds. Class Y Shares are sold without an initial sales charge.

                                                              CLASS Y SHARES
                                                              --------------
 Accelerating Growth Fund..................................         .95%
 Equity Selection Fund.....................................        1.00%
 Growth & Income Fund......................................         .95%
 Growth Opportunities Fund.................................        1.15%+
 International Equity Fund.................................        1.01%
 Micro-Cap Equity Fund.....................................        1.25%+
 Mid-Cap Growth Fund.......................................         .99%+
 Multi-Season Growth Fund..................................        1.00%*
 NetNet Fund...............................................        1.28%+
 Small Company Growth Fund.................................         .97%
 Real Estate Equity Investment Fund........................        1.10%+
 Small-Cap Value Fund......................................        1.13%+
 Value Fund................................................        1.02%+



                                                              CLASS Y SHARES
                                                              --------------
 Framlington International Growth Fund.....................        1.30%+
 Framlington Emerging Markets Fund.........................        1.54%+
 Framlington Global Financial Services Fund**..............        1.15%+
 Framlington Healthcare Fund...............................        1.30%+
 Intermediate Bond Fund....................................         .68%
 Bond Fund.................................................         .71%
 International Bond Fund...................................         .89%+
 U.S. Government Income Fund...............................         .71%
 Cash Investment Fund......................................         .55%
 Money Market Fund.........................................         .64%
 U.S. Treasury Money Market Fund...........................         .54%

-----------------------
*Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Multi-Season Growth Fund would be 1.25%.
**Effective June 15, 1998
+ The Advisor voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursement, the Expense Ratio would have been as follows: 1.21% for Mid-Cap Growth Fund, 1.26% for Small-Cap Value Fund, 1.06% for Value Fund, 1.13% for Real Estate Equity Investment Fund, 4.57% for the NetNet Fund, 7.65% for the Micro-Cap Equity Fund, 5.18% for the Framlington Emerging Markets Fund, 7.08% for the Framlington Healthcare Fund, 2.31% for Framlington International Growth Fund, .93% for the International Bond Fund, 1.28% for the Growth Opportunities Fund and 1.32% for the Framlington Global Financial Services Fund.

The "EXAMPLE" section in the Prospectus is deleted in its entirety and supplemented as follows:

                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                             CONSERVATIVE FUND      MODERATE FUND     AGGRESSIVE FUND
                             -----------------      -------------     ---------------
                              CLASS A  CLASS B    CLASS A  CLASS B    CLASS A  CLASS B
                              SHARES   SHARES     SHARES   SHARES     SHARES   SHARES
                              ------   ------     ------   ------     ------   ------
 1 YEAR
 Redemption.................   $64      $66        $63      $66        $63      $66
 No Redemption..............   $64      $16        $63      $16        $63      $16
 3 YEARS
 Redemption.................   $82      $80        $81      $79        $81      $79
 No Redemption..............   $82      $50        $81      $49        $81      $49
 5 YEARS
 Redemption.................   $102     $107       $100     $104       $100     $104
 No Redemption..............   $102     $87        $100     $84        $100     $84
 10 YEARS
 Redemption.................   $160     $190       $154     $185       $154     $185
 No Redemption..............   $160     $190       $154     $185       $154     $185

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                            EXPENSE RATIO
                                                            -------------
                                                  CLASS A SHARES  CLASS B SHARES
                                                  --------------  --------------
 Conservative Fund...............................   1.68%           2.38%
 Moderate Fund...................................   1.85%           2.55%
 Aggressive Fund.................................   1.95%           2.65%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:


                                                         CONSERVATIVE FUND             MODERATE FUND            AGGRESSIVE FUND
                                                         -----------------             -------------            ---------------
                                                       MINIMUM      MAXIMUM       MINIMUM       MAXIMUM      MINIMUM      MAXIMUM
                                                       -------      -------       -------       -------      -------      -------
 Equity Funds
  Growth Opportunities Fund        .                     0%           10%            0%           15%          0%           20%
      Framlington Global Financial Services Fund         0%            5%            0%           10%          0%           15%

Each Fund's neutral asset allocation is expected to be as follows:

                                     CONSERVATIVE     MODERATE      AGGRESSIVE
                                          FUND           FUND          FUND
                                          ----           ----          ----
 Equity Funds......................       25%            65%           85%
 Fixed Income Funds................       70%            30%           15%
 Money Market Funds................        5%             5%            0%


The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                             GROWTH OPPORTUNITIES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $500 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:
     -    superior earnings growth
     -    financial stability
     -    relative market value
     -    price changes compared to the Standard & Poor's MidCap 400 Index

     PORTFOLIO MANAGEMENT.    A committee of professional portfolio managers
employed by the Advisor makes investment decisions for the Fund.

                    FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND*

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     -    commercial, industrial and investment banks
     -    savings and loan associations
     -    brokerage companies
     -    consumer and industrial finance companies
     -    real estate and leasing companies
     -    insurance companies
     -    holding companies for each of the above

-----------------------------------
* Effective June 15, 1998

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT.    A committee of professional managers employed by
the Sub-Advisor makes decisions for the Fund.

INVESTMENT CHARTS

                                                               EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       FRAMLINGTON            GROWTH OPPORTUNITIES
                               INVESTMENTS AND                                   GLOBAL FINANCIAL SERVICES            FUND
                             INVESTMENT PRACTICES                                        FUND (*)
------------------------------------------------------------------------------------------------------------------------------------
 FOREIGN SECURITIES.  Includes securities issued by non-U.S. companies.
 Present more risks than U.S. securities.                                                    Y                         25%
------------------------------------------------------------------------------------------------------------------------------------
 LOWER-RATED DEBT SECURITIES. Fixed income securities which are rated below investment grade by Standard & Poors Ratings Service, Moody's Investors
 Service Inc. or other nationally recognized rating agency.  Considered                      Y                          Y
 riskier than investment grade securities.
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT-GRADE ASSET BACKED SECURITIES. Includes debt securities backed by
 mortgages, installment sales contracts and credit card receivables.                         Y                          N
------------------------------------------------------------------------------------------------------------------------------------
 STRIPPED SECURITIES. Includes participations in trusts that hold U.S.
 Treasury and agency securities which represent either the interest payments
 or principal payments on the securities or combinations of both.                            Y                          N
------------------------------------------------------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a Fund to
 purchase or sell a specific currency at a future date at a set price.  May
 decrease a Fund's loss due to a change in a currency value, but also limits                 Y                          Y
 gains from currency changes.
------------------------------------------------------------------------------------------------------------------------------------
 WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreement by a Fund to
 purchase securities at a set price, with delivery and payment in the future.
 The value of securities may change between the time the price is set and                    Y                          Y
 payment.  Not to be used for speculation.
------------------------------------------------------------------------------------------------------------------------------------
 FUTURES AND OPTIONS ON FUTURES. (1) Contracts in which a Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an
 index or foreign currency.  Used for hedging purposes or to maintain                        Y                          Y
 liquidity.
------------------------------------------------------------------------------------------------------------------------------------
 OPTIONS. A Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set
 price.  Options may relate to stock indices, individual securities, foreign                 Y                          Y
 currencies or futures contracts.  See the SAI for more details and additional limitations.
------------------------------------------------------------------------------------------------------------------------------------
 REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to buy them back later at an agreed upon time and price.  A method to borrow money
 for temporary purposes.                                                                     Y                          Y
------------------------------------------------------------------------------------------------------------------------------------
 ILLIQUID SECURITIES. Typically there is no ready market for these securities, which inhibits the ability to sell them and to obtain there full
 market value, or there are legal restrictions on their resale by the Fund.               15%(2)                     15%(2)
------------------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1)  The limitation on margins and premiums for futures is 5% of a Fund's assets
(2)  Based on net assets

-----------------------------------
*  Effective June 15, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       FRAMLINGTON            GROWTH OPPORTUNITIES
                               INVESTMENTS AND                                   GLOBAL FINANCIAL SERVICES            FUND
                             INVESTMENT PRACTICES                                        FUND (*)
------------------------------------------------------------------------------------------------------------------------------------
 LENDING SECURITIES. A Fund may lend securities to financial institutions which pay for the use of the securities. May increase return.  Slight risk
 of borrower failing financially.                                                           25%                        25%
------------------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS. Companies, usually traded publicly, that manage a portfolio of real estate.  Risks involved in such investments
 include vulnerability to decline in real estate prices and new construction                 Y                          N
 rates.
------------------------------------------------------------------------------------------------------------------------------------
 SHORT SALES. A transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.  It must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  May also sell securities
 that it owns or has the right to acquire at no additional cost but does not                 Y                          N
 intend to deliver to the buyer, a practice known as selling short "against the box."
------------------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed


The "FUND CHOICES--What are the Risks of Investing in the Funds?" section in the Prospectus is hereby supplemented as follows:

MICRO-CAP EQUITY FUND, MID-CAP GROWTH FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND GROWTH OPPORTUNITIES FUND

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for the Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND*, INTERNATIONAL EQUITY FUND AND INTERNATIONAL BOND FUND

     Investing in the Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

-----------------------------------
*  Effective June 15, 1998

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND (*)

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.


-----------------------------------
*  Effective June 15, 1998

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JUNE 8, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS Y SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND

The "FUND OPERATING EXPENSES" section in the Prospectus is deleted in its entirety and supplemented as follows:

                              FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown are estimated for the current fiscal year. In addition, the Advisor expects to voluntarily reimburse certain expenses with respect to the Conservative Fund and the Moderate Fund for the current fiscal year. The Advisor may discontinue such expense reimbursements at any time in its sole discretion.

ANNUAL FUND OPERATING EXPENSES                                          CONSERVATIVE            MODERATE           AGGRESSIVE
(AS A % OF AVERAGE NET ASSETS)                                              FUND                  FUND                 FUND
------------------------------                                              ----                  ----                 ----
Advisory Fees......................................................         .35%                  .35%                 .35%
Other Expenses.....................................................         .25%+                 .20%+                .20%
                                                                           -----                 -----                -----
Total Fund Operating Expenses......................................         .60%+                 .55%+                .55%
                                                                           -----                 -----                -----
                                                                           -----                 -----                -----
--------------------

+ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of expense reimbursements, the total fund operating expenses would be 1.70% for the Conservative Fund and 1.83% for the Moderate Fund.

     In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an Underlying Fund directly. The table below shows total fund operating expenses expressed as a percentage of net assets, after any applicable expense reimbursements, for the Class Y Shares of each of the Underlying Funds for their past fiscal year. Expenses are estimated for the current fiscal year for the International Bond Fund, the NetNet Fund, the Micro-Cap Equity Fund, the Small-Cap Value Fund, the Growth Opportunities Fund and the Framlington Funds. As of the date of this Prospectus, the Equity Selection Fund had not commenced operations. The Funds purchase only Class Y Shares of the Underlying Funds. Class Y Shares are sold without an initial sales charge.

                                                               CLASS Y SHARES
                                                               --------------
Accelerating Growth Fund....................................        .95%
Equity Selection Fund.......................................       1.00%
Growth & Income Fund........................................        .95%
Growth Opportunities Fund...................................       1.15%+
International Equity Fund...................................       1.01%
Micro-Cap Equity Fund.......................................       1.25%+
Mid-Cap Growth Fund.........................................        .99%+
Multi-Season Growth Fund....................................       1.00%*
NetNet Fund.................................................       1.28%+
Small Company Growth Fund...................................        .97%
Real Estate Equity Investment Fund..........................       1.10%+
Small-Cap Value Fund........................................       1.13%+
Value Fund..................................................       1.02%+
Framlington International Growth Fund.......................       1.30%+
Framlington Emerging Markets Fund...........................       1.54%+
Framlington Global Financial Services Fund**................       1.15%+
Framlington Healthcare Fund.................................       1.30%+
Intermediate Bond Fund......................................        .68%
Bond Fund...................................................        .71%
International Bond Fund.....................................        .89%+
U.S. Government Income Fund.................................        .71%



                                                               CLASS Y SHARES
                                                               --------------
 Cash Investment Fund.......................................        .55%
 Money Market Fund..........................................        .64%
 U.S. Treasury Money Market Fund............................        .54%
-----------------------

*Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Multi-Season Growth Fund would be 1.25%.
**Effective June 15, 1998
+ The Advisor voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursement, the Expense Ratio would have been as follows: 1.21% for Mid-Cap Growth Fund, 1.26% for Small-Cap Value Fund, 1.06% for Value Fund, 1.13% for Real Estate Equity Investment Fund, 4.57% for the NetNet Fund, 7.65% for the Micro-Cap Equity Fund, 5.18% for the Framlington Emerging Markets Fund, 7.08% for the Framlington Healthcare Fund, 2.31% for Framlington International Growth Fund, .93% for the International Bond Fund, 1.28% for the Growth Opportunities Fund and 1.32% for the Framlington Global Financial Services Fund.

The "EXAMPLE" section in the Prospectus is deleted in its entirety and supplemented as follows:

                                      EXAMPLE

            This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                    CONSERVATIVE       MODERATE       AGGRESSIVE
                                        FUND            FUND             FUND
                                        ----            ----             ----
1 YEAR
-    Redemption.................         $6              $6               $6
-    No Redemption..............         $6              $6               $6
3 YEARS
-    Redemption.................        $19              $18              $18
-    No Redemption..............        $19              $18              $18
5 YEARS
-    Redemption.................        $33              $31              $31
-    No Redemption..............        $33              $31              $31
10 YEARS
-    Redemption.................        $75              $69              $69
-    No Redemption..............        $75              $69              $69

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                                 EXPENSE RATIO
                                                                 -------------
Conservative Fund............................................       1.38%
Moderate Fund................................................       1.55%
Aggressive Fund..............................................       1.65%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                                        CONSERVATIVE FUND       MODERATE FUND       AGGRESSIVE FUND
                                        -----------------       -------------       ---------------
                                        MINIMUM   MAXIMUM     MINIMUM   MAXIMUM     MINIMUM MAXIMUM
                                        -------   -------     -------   -------     ------- -------
Equity Funds
    Growth Opportunities Fund......        0%       10%          0%       15%          0%     20%
    Framlington Global                     0%        5%          0%       10%          0%     15%
    Financial Services Fund (*)


----------------------------------
*    Effective June 15, 1998

Each Fund's neutral asset allocation is expected to be as follows:

                                    CONSERVATIVE     MODERATE      AGGRESSIVE
                                         FUND           FUND          FUND
                                         ----           ----          ----
Equity Funds......................       25%            65%           85%
Fixed Income Funds................       70%            30%           15%
Money Market Funds................        5%             5%            0%

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                             GROWTH OPPORTUNITIES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $500 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:
     -    superior earnings growth
     -    financial stability
     -    relative market value
     -    price changes compared to the Standard & Poor's MidCap 400 Index

     PORTFOLIO MANAGEMENT.    A committee of professional portfolio managers
employed by the Advisor makes investment decisions for the Fund.

   FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND (*)

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     -    commercial, industrial and investment banks
     -    savings and loan associations
     -    brokerage companies
     -    consumer and industrial finance companies
     -    real estate and leasing companies
     -    insurance companies
     -    holding companies for each of the above

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.


----------------------------------
*    Effective June 15, 1998

     PORTFOLIO MANAGEMENT.    A committee of professional managers employed by
the Sub-Advisor makes decisions for the Fund.

INVESTMENT CHARTS


                                                              EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       FRAMLINGTON                   GROWTH
                               INVESTMENTS AND                                   GLOBAL FINANCIAL SERVICES        OPPORTUNITIES
                             INVESTMENT PRACTICES                                       FUND (*)                      FUND
----------------------------------------------------------------------------------------------------------------------------------
 FOREIGN SECURITIES.  Includes securities issued by non-U.S. companies.
 Present more risks than U.S. securities.                                                    Y                         25%
----------------------------------------------------------------------------------------------------------------------------------
 LOWER-RATED DEBT SECURITIES. Fixed income securities which are rated below investment grade by Standard & Poors Ratings Service, Moody's Investors
 Service Inc. or other nationally recognized rating agency.  Considered                      Y                          Y
 riskier than investment grade securities.
----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT-GRADE ASSET BACKED SECURITIES. Includes debt securities backed by
 mortgages, installment sales contracts and credit card receivables.                         Y                          N
----------------------------------------------------------------------------------------------------------------------------------
 STRIPPED SECURITIES. Includes participations in trusts that hold U.S.
 Treasury and agency securities which represent either the interest payments
 or principal payments on the securities or combinations of both.                            Y                          N
----------------------------------------------------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a Fund to
 purchase or sell a specific currency at a future date at a set price.  May
 decrease a Fund's loss due to a change in a currency value, but also limits                 Y                          Y
 gains from currency changes.
----------------------------------------------------------------------------------------------------------------------------------
 WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreement by a Fund to
 purchase securities at a set price, with delivery and payment in the future.
 The value of securities may change between the time the price is set and                    Y                          Y
 payment.  Not to be used for speculation.
----------------------------------------------------------------------------------------------------------------------------------
 FUTURES AND OPTIONS ON FUTURES. (1) Contracts in which a Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an
 index or foreign currency.  Used for hedging purposes or to maintain                        Y                          Y
 liquidity.
----------------------------------------------------------------------------------------------------------------------------------
 OPTIONS. A Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set
 price.  Options may relate to stock indices, individual securities, foreign                 Y                          Y
 currencies or futures contracts.  See the SAI for more details and additional limitations.
----------------------------------------------------------------------------------------------------------------------------------
 REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to buy them back later at an agreed upon time and price.  A method to borrow money
 for temporary purposes.                                                                     Y                          Y
----------------------------------------------------------------------------------------------------------------------------------
 ILLIQUID SECURITIES. Typically there is no ready market for these securities, which inhibits the ability to sell them and to obtain there full
 market value, or there are legal restrictions on their resale by the Fund.               15%(2)                     15%(2)
----------------------------------------------------------------------------------------------------------------------------------
 LENDING SECURITIES. A Fund may lend securities to financial institutions which pay for the use of the securities. May increase return.  Slight risk
 of borrower failing financially.                                                           25%                        25%
----------------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS. Companies, usually traded publicly, that manage a portfolio of real estate.  Risks involved in such investments
 include vulnerability to decline in real estate prices and new construction                 Y                          N
 rates.
----------------------------------------------------------------------------------------------------------------------------------
 SHORT SALES. A transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.  It must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  May also sell securities
 that it owns or has the right to acquire at no additional cost but does not                 Y                          N
 intend to deliver to the buyer, a practice known as selling short "against the box."
----------------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1)  The limitation on margins and premiums for futures is 5% of a Fund's assets
(2)  Based on net assets


----------------------------------
*    Effective June 15, 1998

The "FUND CHOICES--What are the Risks of Investing in the Funds?" section in the Prospectus is hereby supplemented as follows:

MICRO-CAP EQUITY FUND, MID-CAP GROWTH FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND GROWTH OPPORTUNITIES FUND

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for the Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND (*), INTERNATIONAL EQUITY FUND AND INTERNATIONAL BOND FUND

     Investing in the Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons:
(1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments;
(7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND*

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.


----------------------------------
*    Effective June 15, 1998